Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other current liabilities:
Other payables	$ 861	$ 1,241
Corporate tax payable	1,295	1,800
Sales tax payable	727	0
Deferred consideration	6,031	6,201
Contingent consideration	413	4,434
Total other current liabilities	9,327	13,676
Other liabilities:
Contingent consideration	0	420
Deferred consideration	0	516
Total other liabilities	$ 0	$ 936